Related Party (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2016
Related Party Details Narrative
Amount owed to Chairman of the Board of Directors	$ 37,486	$ 11,069	$ 47,007
Amount owed to CEO	3,265	465	3,385
Amount owed to Boards of Directores	13,917	13,765	$ 153
Amortization recorded as professonal fee	$ 1,529,182	$ 394,540